CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net cash used in operating activities	$ (120,862)	$ (148,825)
Cash flows from investing activities:
Placement of bank deposits with original maturities over three months	(278,700)	0
Acquisition of property and equipment	(266,650)	(140,891)
Acquisition of intangible assets	(3,921)	0
Funds to an affiliated company	(3,672)	(9,415)
Proceeds from sale of property and equipment and other long-term assets	1,727	2,621
Withdrawals of bank deposits with original maturities over three months	278,700	0
Net cash used in investing activities	(272,516)	(147,685)
Cash flows from financing activities:
Principal payments on long-term debt	(252,944)	(850,000)
Payments of deferred financing costs	(33,297)	(24,051)
Net (payments for) proceeds from issue of shares	(445)	499,291
Proceeds from long-term debt	758,194	1,000,000
Net cash provided by financing activities	471,508	625,240
Effect of exchange rate on cash, cash equivalents and restricted cash	(2,418)	1,647
Increase in cash, cash equivalents and restricted cash	75,712	330,377
Cash, cash equivalents and restricted cash at beginning of period	575,359	327,232
Cash, cash equivalents and restricted cash at end of period	651,071	657,609
Supplemental cash flow disclosures:
Cash paid for interest, net of amounts capitalized	(84,141)	(81,483)
Cash paid for amounts included in the measurement of lease liabilities – operating cash flows from operating leases	(734)	(735)
Change in operating lease right-of-use assets and lease liabilities arising from lease modification	(2,575)	3,213
Change in accrued expenses and other current liabilities and other long-term liabilities related to acquisition of property and equipment	100,090	43,005
Change in amounts due from/to affiliated companies related to acquisition of property and equipment and other long-term assets	6,090	7,106
Offering expenses capitalized for the issuance of shares included in accrued expenses and other current liabilities	$ 0	$ 514